2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Gross Value of property plant and equipment	$ 2,441	$ 2,441	$ 2,441
Less: accumulated depreciation and amortization	(2,398)	(2,392)	(2,315)
Total property and equipment, net	43	49	126
Equipment
Gross Value of property plant and equipment	1,378	1,378	1,378
Software
Gross Value of property plant and equipment	740	740	740
Furniture and fixtures
Gross Value of property plant and equipment	124	124	124
Leasehold improvements
Gross Value of property plant and equipment	$ 199	$ 199	$ 199